Credit-related arrangements, repurchase agreements and commitments - Contractual Obligation, Fiscal Year Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Sourcing
2022	$ 13,459
2023	11,301
2024	10,424
2025	10,018
2026	8,112
2027 & thereafter	0
Total commitments	53,314	$ 13,000
Other
2022	19,018
2023	13,262
2024	4,435
2025	1,794
2026	309
2027 & thereafter	17
Total commitments	38,835
Total
2022	32,477
2023	24,563
2024	14,859
2025	11,812
2026	8,421
2027 & thereafter	17
Total commitments	$ 92,149